Investments (Details) ¥ in Millions	1 Months Ended	12 Months Ended
	Dec. 31, 2020	Mar. 31, 2023 USD ($)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 USD ($)	Dec. 25, 2020 USD ($)	Dec. 25, 2020 JPY (¥)
Investments [Abstract]
Registered capital					$ 577,792	¥ 61.0
Registered capital percentage	40.00%
Loss on investment		$ 14,554	$ 145,828	$ 29,242